Income Taxes And Tax Status (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes And Tax Status [Abstract]
Unrecognized tax benefits, beginning of year	$ 927	$ 927
Unrecognized tax benefits, end of year	$ 927	$ 927